VIRTUS TAX-EXEMPT BOND FUND
Virtus Tax-Exempt Bond Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS TAX-EXEMPT BOND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fee		none	none	0.05%
Remainder of Other Expenses		0.28%	0.28%	0.28%
Total Other Expenses		0.28%	0.28%	0.33%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.99%	1.74%	0.79%
Less: Fee Waiver				(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%	1.74%	0.74%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example VIRTUS TAX-EXEMPT BOND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	373	582	807	1,455
Class C	Sold	277	548	944	2,052
Class I	Sold or Held	76	247	434	973

Expense Example, No Redemption VIRTUS TAX-EXEMPT BOND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	373	582	807	1,455
Class C	Held	177	548	944	2,052
Class I	Sold or Held	76	247	434	973